Document and Entity Information	0 Months Ended
Aug. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Aug. 30, 2013
Registrant Name	MATTHEWS INTERNATIONAL FUNDS
Central Index Key	0000923184
Amendment Flag	false
Document Creation Date	Aug. 30, 2013
Document Effective Date	Aug. 30, 2013
Prospectus Date	Apr. 30, 2013
MATTHEWS CHINA DIVIDEND FUND | Investor Class Shares
Risk/Return:
Trading Symbol	MCDFX
MATTHEWS CHINA FUND | Investor Class Shares
Risk/Return:
Trading Symbol	MCHFX
MATTHEWS CHINA SMALL COMPANIES FUND | Investor Class Shares
Risk/Return:
Trading Symbol	MCSMX